CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Nov. 30, 2012 USD ($)	Nov. 30, 2012 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Loan proceeds from related party	$ 750	2,900		$ 750
Private placement issuance expenses			$ 35